Employee benefits (post-employment)	6 Months Ended
Jun. 30, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Employee benefits (post-employment)

13.	Employee benefits (post-employment)

The following table summarizes the Company's obligation recognized in the statement of financial position, net of plan assets (when applicable), at present value, revised annually by independent actuary:

	06.30.2021	12.31.2020
Liabilities
Health Insurance Plan	5,682	5,356
Petros Pension Plan - Renegotiated (PPSP-R) (*)	4,588	6,016
Petros Pension Plan - Non-renegotiated (PPSP-NR) (*)	1,243	1,621
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pré 70)	1,105	1,508
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pré 70)	731	1,075
Petros 2 Pension Plan (PP2)	535	477
Other plans	15	16
Total	13,899	16,069
Current	969	1,549
Non-current	12,930	14,520
(*)	In 2020, it includes obligations with contribution for the revision of the lump sum death benefit

Changes in the actuarial liabilities recognized in the statement of financial position:

	Pension Plans				Health Insurance Plan
Changes in the net actuarial liability	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2	Other plans		Total
Balance as of January 1, 2021	7,524	2,696	477	5,356	16	16,069
Recognized in the Statement of Income	248	87	37	265	1	638
Past service cost	(1)	−	−	−	−	(1)
Present value of obligation	(730)	(33)	−	−	−	(763)
Plan assets transferred to PP-3	496	22	−	−	−	518
Sponsor contribution for PP-3	233	11	−	−	−	244
Current service cost	5	−	20	83	−	108
Net interest	226	82	17	182	1	508
Interest on the obligations with contribution for the revision of the lump sum death benefit	18	5	-	-	-	23
Recognized in Equity - other comprehensive income	(1,369)	(352)	−	−	2	(1,719)
Remeasurement effects recognized in other comprehensive income	(1,369)	(352)	−	−	2	(1,719)
Cash effects	(965)	(539)	−	(159)	−	(1,663)
Contributions paid	(134)	(41)	−	(159)	−	(334)
Payments of obligations with contribution for the revision of the lump sum death benefit	(341)	(102)	−	−	−	(443)
Payments related to Term of financial commitment (TFC)	(490)	(396)	−	−	−	(886)
Other changes	255	82	21	220	(4)	574
Others	−	−	−	−	(1)	(1)
Cumulative Translation Adjustment	255	82	21	220	(3)	575
Balance of actuarial liability as of June 30, 2021	5,693	1,974	535	5,682	15	13,899
(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**)	On June 30, 2021, the Company prepaid the remaining balance of US$ 447.

			Pension Plans	Health Insurance Plan	Other plans	Total
Changes in the net actuarial liability	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2
Balance as of January 1, 2020	10,231	3,264	989	11,986	24	26,494
Recognized in the Statement of Income	84	40	131	(1,672)	2	(1,415)
Costs incurred in the period	(298)	(93)	64	(2,348)	−	(2,675)
Service cost	382	133	67	676	2	1,260
Recognized in Equity - other comprehensive income	(344)	285	(391)	(1,957)	(8)	(2,415)
Remeasurement effects recognized in other comprehensive income	(344)	285	(391)	(1,957)	(8)	(2,415)
Cash effects	(474)	(265)	−	(308)	(1)	(1,048)
Contributions paid	(255)	(80)	−	(308)	(1)	(644)
Payments related to Term of financial commitment (TFC)	(219)	(185)	−	−	−	(404)
Other changes	(2,300)	(726)	(252)	(2,693)	(3)	(5,974)
Others	−	−	−	−	2	2
Cumulative Translation Adjustment	(2,300)	(726)	(252)	(2,693)	(5)	(5,976)
Balance of actuarial liability as of December 31,	7,197	2,598	477	5,356	14	15,642
Obligations with contribution for the revision of the lump sum death benefit	315	99	−	−	−	414
Cumulative Translation Adjustment	12	(1)	−	−	2	13
Total obligation for pension and medical benefits as of December 31, 2020	7,524	2,696	477	5,356	16	16,069
(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Pension and medical benefit expenses, net recognized in the statement of income are set out as follows:

		Pension Plans
	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2	Health Insurance Plan	Other Plans	Total
Related to active employees	27	4	30	138	-	199
Related to retired employees	203	78	7	127	1	416
Obligations with contribution for the revision of the lump sum death benefit	18	5	-	-	-	23
Net costs for Jan-Jun/2021	248	87	37	265	1	638
Net costs for Jan-Jun/2020	204	85	77	449	2	817
Related to active employees	14	2	15	71	-	102
Related to retired employees	102	39	4	64	1	210
Obligations with contribution for the revision of the lump sum death benefit	8	3	-	-	-	11
Net costs for Apr-Jun/2021	124	44	19	135	1	323
Net costs for Apr-Jun/2020	69	43	47	212	2	373

13.1.	Pension plans

The Company’s post-retirement plans are managed by Fundação Petrobras de Seguridade Social (Petros Foundation), which was established by Petrobras as a nonprofit legal entity governed by private law with administrative and financial autonomy.

13.1.1.	Renegotiated and Non-renegotiated Petros Plans (PPSP-R and PPSP-NR)

On March 29, 2021, the Deliberative Council of Petros approved the financial statements of the PPSP-R and PPSP-NR plans, which presented a surplus in the fiscal year 2020, reversing the scenario of successive deficits in the two largest defined benefit plans managed by Petros Foundation.

The table below presents the reconciliation of the surplus of Petros Plan registered by Petros Foundation as of December 31, 2020 with the net actuarial liability registered by the Company:

	PPSP-R	PPSP-NR
Surplus registered by Petros	(186)	(103)
Financial assumptions	3,673	1,122
Ordinary and extraordinary sponsor contributions	2,655	766
Changes in fair value of plan assets (*)	2,067	919
Others (including Actuarial valuation method)	(1,012)	(106)
Net actuarial liability registered by the Company	7,197	2,598
(*)	It includes balance of accounts receivable arising from the Term of Financial Commitment - TFC signed with Petrobras, which Petros recognizes as equity.

13.1.2.	Migration to PP-3 and intermediate revision of PPSP-R and PPSP-NR

On January 27, 2021, the Secretariat of Management and Governance of the State-owned Companies (SEST) and the Superintendency of Post-retirement benefits (PREVIC), approved the establishment of Petros Plan 3 (PP-3), as well as changes in regulations of Petros Plan - Renegotiated and Petros Plan Non-renegotiated (PPSP-R and PPSP-NR), not including pre-70 plans, determining the process of migration of participants to PP-3.

The PP-3 is a new pension plan with defined contribution characteristics, implemented as an exclusive option for voluntary migration of participants from the PPSP-R and PPSP-NR plans, not including pre-70 plans, whose deadline for enrollment was on April 30, 2021. The choice for migration is irreversible and irrevocable, in addition to terminating any link with the plan of origin.

On June 15, 2021, the validation of the PP-3 enrollments was completed, totaling 2,176 registrations, as well as technical and administrative feasibility studies were performed, allowing its implementation as of August 2021.

Thus, in in the second quarter of 2021, the Company carried out an intermediate revision of the PPSP-R and PPSP-NR plans, which resulted in a US$ 1,731 reduction in liabilities, comprising: (i) a US$ 1 gain in the statement of income for the past service cost of the 2,176 participants who opted for the migration (as detailed in table “Changes in the net actuarial liability” previously presented in this note); (ii) a

US$ 1,721 gain in shareholders' equity within other comprehensive income, mainly due to the increase in the discount rate applied to actuarial liabilities; and the remaining US$ 9 as cumulative translation adjustments.

Petrobras will make a contribution in the estimated amount of US$ 244, net of US$ 18 paid in June 2021 for the revision of the lump sum death benefit, as set forth in the deficit settlement plan for PPSP-R and PPSP-NR. The contribution is expected to occur in September 2021, updated by the actuarial target of the original plans (PPSP-R and PPSP-NR).

In addition to the contribution, plan assets of PPSP-R and PPSP-NR will be transferred for the PP-3, in the estimated amount of US$ 518.

The average durations of the actuarial liability related to PPSP-R and PPSP-NR plans, after this revision, are 12.77 and 11.99 years, respectively (12.43 and 11.51 as of December 31, 2020).

a)	Actuarial assumptions

The actuarial assumptions for the intermediate revision carried out in the second quarter of 2021 have not changed in relation to those adopted in the annual revision in December 2020, except for the discount rate, which increased from 3.59% at December 31, 2020 to 4.27% on the PPSP-R, and from 3.53% at December 31, 2020 to 4.23% on the PPSP-NR.

13.1.3.	Petros 2 Plan (PP2)

For the first half of 2021, the Company's contribution to the defined contribution portion of the Petros Plan 2 was US$ 77 (US$ 85 for the first half of 2020) recognized in the statement of income.

13.2.	Health Insurance Plan

The Company’s Board of Directors approved in 2020 a new management model for its health insurance plan, which started operating on April 1, 2021. The management of this plan is carried out by Petrobras Health Association (Associação Petrobras de Saúde – APS), a nonprofit civil association, through the self-management type, in accordance with the requirements of the National Supplementary Health Agency (Agência Nacional de Saúde Suplementar - ANS).

The new model generates no change in sponsors, benefit, coverage or scope on the plan, as well as no accounting effects.